7. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Net deferred tax assets
Deferred tax assets:	2012	2011
Net operating loss carry forward	$2,083,223	$1,158,146

Total deferred tax assets	$729,128	$405,351
Less: Valuation allowance	(729,128)	(405,351)
Net deferred tax assets	$-	$-

Reconciliation between the statutory rate and the effective tax rate
	2012	2011
Federal statutory tax rate	(35.0)%	(35.0)%
Stock-based compensation	5.0%	12.0%
Interest accretion	7.0%	6.0%
Loss on extinguishment	5.0%	0%
Valuation allowance	18.0%	17.0%
	-%	-%